Intangible Asset (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Finite Lived intangible Asset
The following table summarizes the carrying amount of the Company's intangible assets, net of accumulated amortization:

	December 31, 2019
	Estimated Life (years)	Cost	Accumulated Amortization	Net
Software license	3	$336	$(82)	$254